Organization and Principal Activities	6 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal activities

CCSC Technology International Holdings Limited (“CCSC Cayman” or the “Company”), through its direct wholly-owned subsidiaries (collectively, the “Group”), is principally engaged in the manufacturing and sale of interconnect products, including connectors, cables and wire harnesses. The majority of the Group’s products are sold in Europe and Asia. The Group produces both original equipment manufacturer (“OEM”) and original design manufacture (“ODM”) interconnect products for manufacturing companies that produce end products, as well as for electronic manufacturing services companies, who procure and assemble products on behalf of such companies.

(b)	Organization

A reorganization of the Group’s legal structure (“Reorganization”) was completed on March 17, 2022. The unaudited condensed consolidated financial statements of the Group as of September 30, 2025 included the following entities:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
CCSC Cayman	October 19, 2021	Cayman Islands	Parent	Investment holding
CCSC Group Limited (“CCSC Group”)	October 19, 2021	BVI	100%	Investment holding
CCSC Technology Group Limited (“CCSC Technology Group”)	December 31, 1992	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect Technology Limited (“CCSC Interconnect HK”)	July 3, 2007	Hong Kong	100%	Sale of interconnect products
Dongguan CCSC Interconnect Electronic Technology Limited (“CCSC Interconnect DG”)	June 28, 1993	Mainland China	100%	Manufacturing of interconnect products
CCSC Interconnect Technology Europe B.V. (“CCSC Interconnect NL”)	March 14, 2016	Netherlands	100%	Purchase of components
CCSC Technology Doo Beograd (“CCSC Technology Serbia”)	February 27, 2024	Serbia	100%	Manufacture of other electrical equipment